CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Stock options and awards, stock-based compensation plans	Equity Trust Plan	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Treasury Stock Equity Trust Plan	Additional Paid-In Capital	Additional Paid-In Capital Stock options and awards, stock-based compensation plans	Additional Paid-In Capital Equity Trust Plan	Accumulated Other Comprehensive Income, Net	Retained Earnings	Comprehensive Income
BALANCE at Sep. 30, 2009	$ 116,961,370			$ 30,655,060	$ 130,687	$ (19,090,154)		$ 55,793,445			$ 192,773	$ 49,279,559
Comprehensive Income:
Net income	3,292,787											3,292,787	3,292,787
Change in unrealized gain (loss) on investment securities, net of tax	(154,939)										(154,939)		(154,939)
Comprehensive income	3,137,848										(154,939)	3,292,787	3,137,848
Common stock dividends ($0.38 per share)	(4,053,659)											(4,053,659)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				433,000								(433,000)
Stock options exercised	196,829					297,504		(100,675)
Stock option and award expense / Amortization of equity trust expense		555,086	800,434						555,086	800,434
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	707,033					429,901		277,132
Common stock issued under equity trust plan (228,761 shares)							(548,699)			548,699
Restricted common stock issued (48,400 shares for year ended 2010)						197,520		(197,520)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 shares for year ended 2010)	(78,374)					(78,374)
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			(181,552)				(301,936)			120,384
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							401,524			(401,524)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		1,390	(66,224)						1,390	(66,224)
BALANCE at Sep. 30, 2010	116,353,281			31,088,060	130,687	(18,692,714)		57,330,627			37,834	46,458,787
Comprehensive Income:
Net income	8,064,777											8,064,777	8,064,777
Change in unrealized gain (loss) on investment securities, net of tax	(37,524)										(37,524)		(37,524)
Comprehensive income	8,027,253										(37,524)	8,064,777	8,027,253
Common stock dividends ($0.38 per share)	(4,177,009)							(4,202)				(4,172,807)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				439,116								(439,116)
Stock options exercised	193,955					117,765		76,190
Stock option and award expense / Amortization of equity trust expense		590,457	355,179						590,457	355,179
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	(27,399)							(27,399)
Common stock issued under employee compensation plans, net (248,032 and 56,681 shares, for years ended 2012 and 2011, respectively)	(29,389)					(116,499)		87,110
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			446,684				(76)			446,760
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							682,526			(682,526)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		113,301	(49,227)						113,301	(49,227)
BALANCE at Sep. 30, 2011	120,170,186			31,527,176	130,687	(18,008,998)		58,236,270			310	48,284,741
Comprehensive Income:
Net income	9,829,688											9,829,688	9,829,688
Change in unrealized gain (loss) on investment securities, net of tax	21,165										21,165		21,165
Comprehensive income	9,850,853										21,165	9,829,688	9,850,853
Common stock dividends ($0.38 per share)	(4,301,725)											(4,301,725)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				420,829								(420,829)
Repurchase of preferred shares (7,120 shares)	(6,608,067)			(6,971,766)								363,699
Repurchase of common stock warrant	(1,110,000)							(1,110,000)
Stock options exercised	503,422					297,390		206,032
Stock option and award expense / Amortization of equity trust expense		1,179,683	234,588						1,179,683	234,588
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	(22,013)							(22,013)
Common stock issued under employee compensation plans, net (248,032 and 56,681 shares, for years ended 2012 and 2011, respectively)	(385,704)					523,265		(908,969)
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			339,517							339,517
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							1,248,965			(1,248,965)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		3,081	(59,749)						3,081	(59,749)
BALANCE at Sep. 30, 2012	$ 118,167,172			$ 24,976,239	$ 130,687	$ (15,939,378)		$ 56,849,475			$ 21,475	$ 52,128,674